Virtus Vontobel Greater European Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated August 7, 2020, to the Summary Prospectus

and Statutory Prospectus, each dated January 28, 2020, as supplemented

Important Notice To Investors

Effective August 7, 2020, Markus Hansen is hereby added as a portfolio manager of Virtus Vontobel Greater European Opportunities Fund (the “Fund”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

>	Markus Hansen, Portfolio Manager and Senior Research Analyst at Vontobel. Mr. Hansen has served as a Portfolio Manager of the Fund since August 2020.

In the section “Portfolio Management” beginning on page 164 of the Fund’s statutory prospectus, the table under the subheading “Vontobel” is hereby replaced with the following:

Virtus Vontobel Emerging Markets Opportunities Fund	Brian Bandsma (since June 2016) Matthew Benkendorf (since March 2016) Jin Zhang, CFA (since June 2016)
Virtus Vontobel Foreign Opportunities Fund	Matthew Benkendorf (since March 2016) Daniel Kranson, CFA (since June 2016) David Souccar (since June 2016)
Virtus Vontobel Global Opportunities Fund	Matthew Benkendorf (since 2009) Ramiz Chelat (since June 2016)
Virtus Vontobel Greater European Opportunities Fund	Markus Hansen (since August 2020) Daniel Kranson, CFA (since March 2013)

The following disclosure is hereby added under “Portfolio Management” on page 165 of the statutory prospectus:

Markus Hansen. Mr. Hansen is a Senior Research Analyst and Portfolio Manager of Vontobel. He joined Vontobel in April 2016 as a Senior Research Analyst and has been a Portfolio Manager for the Quality Growth Boutique since June 2020. In addition to his portfolio management responsibilities, he continues to conduct research analysis on individual stocks which may be included in the firm’s other strategies, primarily focusing on the Consumer Staples, Consumer Discretionary, and Industrials sectors. Prior to joining Vontobel, Mr. Hansen served as a Co-Portfolio Manager and Senior Research Analyst from 2010 to 2016 at SLS Management, LLC responsible for European and U.S. stock research.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement for future reference.

VOT 8020/VontobelGEOF-PMChanges (8/2020)

Virtus Vontobel Greater European Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated August 7, 2020, to the Statement of Additional Information (“SAI”), dated January 28, 2020, as supplemented

Important Notice to Investors

Effective August 7, 2020, Markus Hansen is hereby added as a portfolio manager of Virtus Vontobel Greater European Opportunities Fund (the “Fund”).

The following disclosure in the table under “Portfolio Managers” beginning on page 105 of the SAI is hereby amended by adding Mr. Hansen as a Portfolio Manager of the Fund.

The “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 107 of the SAI is hereby amended by adding a row for Mr. Hansen with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Markus Hansen*	0	N/A	2	$649 million	0	N/A

*As of June 30, 2020.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 110 of the SAI is hereby amended by adding a row showing the following information for Mr. Hansen and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies	Total Range of Ownership
Markus Hansen*	Greater European Fund – None	None	None

*As of June 30, 2020.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/VontobelGEOF-PMChanges (8/2020)